Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax relating to components of other comprehensive income [abstract]
Current income tax expense (recovery) related to LTIs - common shares held	$ 0	$ 3,709
Deferred income tax expense (recovery) related to LTIs - common shares held	22,403	(2,857)
Income tax expense (recovery) recognized in OCI	$ 22,403	$ 852